UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
MUNICIPAL BONDS AND NOTES (95.1%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (5.5%)

AZ State COP, Ser. A, AGM, 5.25%, 10/1/20	AA	$50,000	$56,408

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5.00%, 1/1/17	AA-	50,000	50,699

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
U.S. Govt. Coll., 5.00%, 7/1/24 (Prerefunded 7/1/20)	Aa1	70,000	80,922
4.25%, 7/1/19	Aa1	70,000	76,904

AZ State Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5.00%, 10/1/24	Aaa	100,000	127,203

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/26	AA+	100,000	129,627

Gilbert, Sub. Lien Sales Tax Pledged Oblig. Rev. Bonds, 5.00%, 7/1/25	AA+	100,000	126,919

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.25%, 5/15/21	A-	75,000	87,954

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5.00%, 7/1/20	AA	100,000	115,522

Salt River, Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 12/1/22	Aa1	75,000	90,224

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds, 5.00%, 7/1/25	AAA	100,000	126,659

			1,069,041
California (14.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5.00%, 1/1/23	AA-	75,000	89,819
(Episcopal Sr. Cmntys.), 5.00%, 7/1/22	BBB+/F	50,000	59,594

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/24	A3	25,000	30,905
5.00%, 10/1/21	A3	25,000	29,781

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5.00%, 1/1/20	AA-	100,000	113,483

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.00%, 2/1/18	A-	50,000	50,847

CA State G.O. Bonds, 5.00%, 9/1/19	Aa3	150,000	168,885

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5.00%, 10/1/17	A2	40,000	41,847
4.00%, 10/1/20	A2	60,000	65,123

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/16) (Republic Svcs., Inc.), Ser. A, 0.75%, 8/1/23	BBB+	200,000	200,000

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5.00%, 3/1/20	A1	100,000	114,448
(Regents U.), Ser. C, FNMA Coll., FHLMC Coll., NATL, 4.00%, 9/1/20 (Escrowed to maturity)	Aaa	30,000	33,746

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.90%, 4/1/28	Aa3	100,000	103,077

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5.00%, 8/15/22	Aa3	100,000	116,053

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 9/1/17	A-	25,000	25,877

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/21	A1	100,000	118,100

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5.00%, 9/1/28	AA	100,000	118,681

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 5.00%, 5/15/25	AA	100,000	126,465

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5.00%, 7/1/20	Aa2	75,000	84,212

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5.00%, 7/1/23	A+	25,000	30,981

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5.50%, 8/1/23	AA-	75,000	92,497

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5.00%, 8/15/29	AA-	100,000	120,575

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. D, 5.00%, 8/15/28	Aa3	200,000	268,748

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds, 5.00%, 7/1/30	AA-	100,000	126,358

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/22	A2	50,000	57,679

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA	50,000	46,461

Turlock, Irrigation Dist. Rev. Bonds, 5.00%, 1/1/23	A+	40,000	46,288

Western CA, Muni. Wtr. Dist. Fac. Auth. Mandatory Put Bonds (10/1/20) , Ser. A, 1.50%, 10/1/39	AA+	300,000	306,611

			2,787,141
Colorado (1.8%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	Baa1	75,000	88,470

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/19	A1	70,000	79,751
5.00%, 11/15/20	A1	30,000	34,713

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5.25%, 9/1/18	AA-	80,000	86,818

Park Creek, Metro. Dist. Tax Allocation Bond (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/25	BBB/F	50,000	61,925

			351,677
Connecticut (1.5%)

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. B2, 2.875%, 9/1/20	BB/F	100,000	100,557

CT State Special Tax Oblig. Rev. Bonds (Trans. Infrastructure), Ser. B , 5.00%, 8/1/25	AA	150,000	191,018

			291,575
District of Columbia (1.3%)

DC, G.O. Bonds, Ser. A, 5.00%, 6/1/34	Aa1	200,000	251,626

			251,626
Florida (3.5%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5.00%, 10/1/23	A1	40,000	48,041

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A , 5.00%, 10/1/25	A1	100,000	125,713

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	100,000	107,853

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5.00%, 7/1/22	AA	75,000	89,759

FL State Board of Ed. G.O. Bonds, Ser. B, 5.00%, 6/1/21	AAA	25,000	28,837

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5.25%, 10/1/19	A2	50,000	56,391

Jea, Rev. Bonds, Ser. B, 4.00%, 10/1/22	Aa3	25,000	27,475

Manatee Cnty., Rev. Bonds, NATL, 5.00%, 10/1/17(Prerefunded 10/1/16)	Aa2	30,000	30,095

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/22	A2	50,000	60,429

Orange Cnty., Rev. Bonds, Ser. C, 5.00%, 1/1/24	Aa2	55,000	68,815

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4.75%, 5/1/22	AA	40,000	41,146

			684,554
Hawaii (0.4%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5.00%, 11/1/22	Aa1	25,000	30,635
Ser. F, 5.00%, 9/1/17	Aa1	50,000	52,190

			82,825
Illinois (6.3%)

Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	75,138

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	119,070
Ser. C, 5.00%, 1/1/23	A	100,000	119,031
Ser. A, 5.00%, 1/1/22	A2	75,000	87,619

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5.50%, 1/1/17	AA-	75,000	76,053
Ser. C, 5.00%, 1/1/26	A	50,000	59,917

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5.00%, 12/1/35 (Prerefunded 12/1/16)	AA+	70,000	70,743
Ser. A, 5.00%, 12/1/21	AA+	25,000	29,570
Ser. B, 5.00%, 12/1/21	AA+	75,000	88,709

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	120,007

IL State G.O. Bonds, 5.00%, 7/1/23	BBB+	50,000	56,884

IL State Fin. Auth. Rev. Bonds (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	122,593

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5.00%, 1/1/24	Aa3	100,000	123,939

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	23,446
5.25%, 6/1/20	A	50,000	57,277

			1,229,996
Indiana (0.6%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22) (BP Products North America, Inc.), 5.00%, 11/1/45	A2	100,000	118,173

			118,173
Maryland (2.4%)

Anne Arundel Cnty., G.O. Bonds (Cons. Gen. Impt.), 5.00%, 4/1/25	AAA	150,000	193,883

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	30,000	33,766

MD State G.O. Bonds (1st Local Fac. Loan), Ser. C, 5.00%, 8/1/21	Aaa	100,000	119,833

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Edenwald Issue), 5.00%, 1/1/25	BBB/F	100,000	122,971

			470,453
Massachusetts (3.7%)

MA State G.O. Bonds (Cons. Loan), Ser. C, 5.00%, 7/1/22 (Prerefunded 7/1/19)	Aa1	125,000	139,755

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5.00%, 7/1/26	A1	100,000	123,115

MA State Dev. Fin. Agcy. Rev. Bonds
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	50,000	60,099
(MCPHS U.), Ser. H, 5.00%, 7/1/24	AA	25,000	31,328
(MA College Pharmacy Allied), Ser. E, AGM, 5.00%, 7/1/17 (Escrowed to maturity)	AA	25,000	25,904
(MA College of Pharmacy & Allied Hlth. Science), 4.00%, 7/1/22	AA	60,000	69,123

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4.25%, 7/1/17	Aa3	50,000	51,502
4.00%, 7/1/19	Aa3	15,000	16,344

MA State Port Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/17	Aa2	75,000	77,731

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. B, 5.00%, 10/15/17	AA+	65,000	68,192

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	60,202

			723,295
Michigan (4.6%)

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5.00%, 5/1/24	AA-	100,000	123,101

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4.00%, 7/1/19	Aa3	50,000	54,247
4.00%, 7/1/18	Aa3	50,000	52,968

MI State Rev. Bonds
AGM, 5.50%, 11/1/20	AA+	50,000	59,264
(GANs Program), 5.00%, 3/15/26	AA	100,000	127,493

MI State Fin. Auth. Rev. Bonds (Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	BBB+	50,000	61,032

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95%, 11/15/47	VMIG1	75,000	77,438

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A3	65,000	71,891

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/25	AA-	100,000	125,806

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5.00%, 5/1/22	AA	100,000	118,959

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5.00%, 12/1/17	A2	35,000	36,724

			908,923
Minnesota (3.4%)

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	53,741

Jordan, School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 4.00%, 2/1/25	Aa2	90,000	102,858

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5.00%, 5/1/21	Baa1	75,000	76,946

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5.00%, 1/1/20	A+	20,000	22,619
Ser. C, 3.00%, 1/1/17	A+	20,000	20,156

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5.00%, 10/1/23	A2	75,000	92,375

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5.00%, 3/1/23	Aaa	150,000	185,994

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4.00%, 1/1/19	Aa3	100,000	107,530

			662,219
Mississippi (0.6%)

MS State G.O. Bonds, Ser. H, 4.00%, 12/1/21	Aa2	100,000	115,266

			115,266
Missouri (0.6%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.00%, 6/1/19	A+	100,000	109,912

			109,912
Nebraska (0.4%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/19	A1	75,000	82,279

			82,279
Nevada (1.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4.00%, 7/1/17	Aa3	150,000	154,250

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	22,921

NV State G.O. Bonds, 5.00%, 8/1/20	Aa2	55,000	63,605

			240,776
New Hampshire (0.1%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 5.25%, 10/1/19	Baa1	25,000	27,659

			27,659
New Jersey (5.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5.00%, 10/1/22	Aa2	100,000	121,266

NJ State G.O. Bonds, Ser. Q, 5.00%, 8/15/21	A2	65,000	74,373

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5.50%, 12/15/19	A3	145,000	161,837

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5.25%, 7/1/17	A1	50,000	51,847
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	100,000	122,132

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5.00%, 7/1/25	AA	100,000	124,601
5.00%, 9/15/23	A3	75,000	84,084
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	27,922
(Hackensack U. Med. Ctr.), 4.50%, 1/1/17	A+	25,000	25,283
(St. Barnabas Hlth.), Ser. A, 4.375%, 7/1/20	A3	15,000	16,767
(Holy Name Med. Ctr.), 4.25%, 7/1/18	Baa2	60,000	63,495

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/21	A+	100,000	116,775

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5.00%, 6/15/20	A3	25,000	27,819

			1,018,201
New York (7.6%)

New York, G.O. Bonds, Ser. C-1, U.S. Govt. Coll., 5.00%, 10/1/18 (Prerefunded 10/1/17)	Aa2	25,000	26,171

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5.00%, 5/1/18	BBB+	100,000	106,165

Niagara Falls, Bridge Comm. Rev. Bonds (Bridge Syst.), Ser. A, 5.00%, 10/1/25	A+	100,000	124,528

NY City, G.O. Bonds, Ser. H, 4.00%, 3/1/23	Aa2	95,000	110,970

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3.75%, 11/1/16	AA+	25,000	25,125

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 5.00%, 11/1/23	AAA	150,000	188,721

NY State Dorm Auth. Personal Income Tax Rev. Bonds (Hlth. Care), Ser. A, 5.00%, 3/15/21	AAA	100,000	110,823

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4.00%, 7/1/20	A3	25,000	27,655

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5.00%, 7/1/17	A2	30,000	31,080

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/24	AAA	100,000	126,278

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.80%, 5/1/20	Aa2	50,000	53,832

NY State Thruway Auth. Rev. Bonds (Second Generation Hwy. & Bridge Trust Fund), Ser. B
5.00%, 4/1/21	AA	55,000	59,862
FHLMC Coll., U.S. Govt. Coll., 5.00%, 4/1/21 (Prerefunded 10/1/18)	AAA/P	45,000	48,959

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5.50%, 3/15/21	AAA	125,000	150,625
Ser. B, 5.00%, 1/1/18	AA	25,000	26,460

Port Auth. of NY & NJ Rev. Bonds, 5.00%, 7/15/24	Aa3	100,000	107,963

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/17	AA	25,000	25,810

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5.00%, 11/15/23	Aa3	60,000	73,605

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4.00%, 1/1/23	BBB/F	50,000	55,939

			1,480,571
North Carolina (0.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6.00%, 1/1/22 (Escrowed to maturity)	AA	50,000	62,801

			62,801
Ohio (4.3%)

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/24	Aa1	100,000	126,641

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB	50,000	53,902

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5.00%, 8/15/18	A3	50,000	53,957

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	61,504

OH State G.O. Bonds (Higher Ed.), Ser. A
5.00%, 8/1/22	Aa1	50,000	61,115
5.00%, 2/1/22 (Prerefunded 8/1/21)	Aa1	25,000	29,852

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95%, 11/1/32	Ba2	100,000	93,607

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	121,768

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/27	A1	100,000	119,581

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	100,000	118,298

			840,225
Oregon (0.6%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	50,000	60,472

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5.00%, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	51,714

			112,186
Pennsylvania (9.5%)

Allegheny Cnty., G.O. Bonds, Ser. C76, 5.00%, 11/1/41	AA-	50,000	60,746

Cap. Region Wtr. Rev. Bonds, Ser. A, 5.00%, 7/15/18	A+	100,000	107,654

Chester Cnty., G.O. Bonds, 5.00%, 7/15/22	Aaa	200,000	243,880

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	102,123

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Diakon Lutheran Social Minstries), 5.00%, 1/1/32	BBB+/F	100,000	119,290
(Dickinson College), 5.00%, 11/1/18	A+	25,000	26,708

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	46,287

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3.00%, 5/1/17	Baa2	40,000	40,514

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4.00%, 11/1/19	A-	30,000	32,262

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.10%, 7/1/20	A-	25,000	27,813
5.00%, 7/1/18	A-	25,000	26,827

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5.00%, 8/15/20	A3	25,000	28,450

PA State G.O. Bonds, Ser. 2, 5.00%, 2/15/22	Aa3	30,000	32,956

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of PA), Ser. A, U.S. Govt. Coll., 5.00%, 9/1/19 Escrowed to Maturity	Aa1	100,000	112,463

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	105,538

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation)
5.25%, 3/1/20	A1	25,000	28,355
Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	59,311

PA State Tpk. Comm. Rev. Bonds, Ser. B, 5.00%, 12/1/25	A1	100,000	126,047

PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/36	Aa1	135,000	168,449

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A+	100,000	118,780

Philadelphia, Gas Wks. Rev. Bonds
(98 Gen. Ordinance), Ser. 14, 5.00%, 10/1/22	A	100,000	120,360
Ser. 9, AGM, 5.00%, 8/1/22	AA	55,000	62,674

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	60,321

			1,857,808
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/26	BBB+	100,000	124,020

			124,020
Texas (8.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5.00%, 8/15/26	AAA	100,000	122,173

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	75,000	80,098

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 2/15/18	Aaa	100,000	106,231

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/19	Aaa	75,000	83,974

Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds, PSFG, 4.25%, 2/15/21	Aaa	100,000	101,518

Dallas, Mandatory Put Bonds (2/15/21) (Indpt. School Dist.), Ser. B-5, PSFG, 5.00%, 2/15/36	Aaa	150,000	175,077

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/18	Aaa	80,000	84,985

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/41	Baa2	150,000	177,303

North TX, Tollway Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	A1	100,000	120,665

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	100,000	125,261

Tomball, Indep. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/25	AAA	100,000	127,745

TX A&M U. Board of Regents Rev. Bonds, Ser. B, 4.00%, 5/15/24	Aaa	100,000	117,599

TX State Trans. Comm. Rev. Bonds (1st Tier), Ser. A, 5.00%, 4/1/25	Aaa	100,000	126,179

TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 5.00%, 10/15/25	AAA	150,000	193,652

			1,742,460
Vermont (0.8%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 5.00%, 12/1/25	A3	125,000	156,958

			156,958
Virginia (1.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5.00%, 5/1/23	A2	60,000	66,034

VA State G.O. Bonds, Ser. B, 5.00%, 6/1/26	Aaa	200,000	258,246

			324,280
Washington (2.9%)

Energy Northwest Elec. Rev. Bonds (Bonneville Pwr. Administration (BPA)), Ser. A, 5.00%, 7/1/21	Aa1	100,000	119,085

King Cnty., Wtr & Swr. Rev. Bonds, Ser. B, 5.00%, 1/1/25	AA+	100,000	127,111

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5.00%, 2/1/26	Aa2	100,000	116,481

WA State G.O. Bonds, Ser. C, 4.00%, 2/1/19	Aa1	150,000	161,661

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4.00%, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	42,866

			567,204
Wisconsin (0.5%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5.00%, 7/1/29	AA+	75,000	90,177

			90,177
TOTAL INVESTMENTS

Total investments (cost $17,879,261)(b)			$18,584,281

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,542,385.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $17,879,261, resulting in gross unrealized appreciation and depreciation of $718,535 and $13,515, respectively, or net unrealized appreciation of $705,020.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	18.9%
	Local debt	14.1
	Health care	13.9
	Transportation	12.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$18,584,281	$—

Totals by level	$—	$18,584,281	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016